CASH FLOW STATEMENT - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Cash and cash equivalents held by entity unavailable for use by group	£ 37	£ 76	£ 84